Consolidated statement of changes in equity - EUR (€) € in Millions		Equity attributable to the owners	Share capital	Additional paid-in capital. [2]	Treasury shares.	Accumulated other comprehensive income [3]	Non-controlling interests.	Total
Beginning balance at Mar. 31, 2022	[1]	€ 55,348	€ 4,797	€ 149,018	€ (7,278)	€ (91,189)	€ 2,290	€ 57,638
Issue or reissue of shares		9		1	108	(100)		9
Share-based payments		66		66			5	71
Transactions with non-controlling interests in subsidiaries		(24)				(24)	(12)	(36)
Dividends		(1,265)				(1,265)	(285)	(1,550)
Comprehensive income/(expense)		1,377				1,377	286	1,663	[4]
Ending balance at Sep. 30, 2022	[1]	55,511	4,797	149,085	(7,170)	(91,201)	2,284	57,795
Beginning balance at Mar. 31, 2023		63,399	4,797	149,145	(7,719)	(82,824)	1,084	64,483
Issue or reissue of shares		1		1	72	(72)		1
Share-based payments		65		65			4	69
Transactions with non-controlling interests in subsidiaries		(8)				(8)	(3)	(11)
Share of equity-accounted entities changes in equity		(164)				(164)		(164)
Dividends		(1,215)				(1,215)	(166)	(1,381)
Comprehensive income/(expense)		(1,626)				(1,626)	191	(1,435)
Ending balance at Sep. 30, 2023		€ 60,452	€ 4,797	€ 149,211	€ (7,647)	€ (85,909)	€ 1,110	€ 61,562

[1]	The results for the period ended 30 September 2022 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. As at 30 September 2022, accumulated comprehensive losses decreased by €58 million, resulting in an increase of €58 million in total equity compared to amounts previously reported. As at 1 April 2022, accumulated comprehensive losses decreased by €96 million, resulting in an increase of €96 million in total equity compared to amounts previously reported. See Note 4 ‘Assets held for sale’ for more information.
[2]	Includes share premium, capital reserve, capital redemption reserve, merger reserve and share-based payment reserve. The merger reserve was derived from acquisitions made prior to 31 March 2004 and subsequently allocated to additional paid-in capital on adoption of IFRS.
[3]	Includes accumulated losses and accumulated other comprehensive income.
[4]	The results for the six months ended 30 September 2022 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. See note 4 ‘Assets held for sale’ for more information.